UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 201-6984

Date of fiscal year end:  9/30

Date of reporting period:  July 1, 2005 through June 30, 2006

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06418

Reporting Period: 07/01/2005 - 06/30/2006

Lord Abbett Municipal Income Trust

====================== LORD ABBETT FLORIDA TAX FREE TRUST ======================

Nothing to Report

====================== LORD ABBETT GEORGIA TAX FREE TRUST ======================

Nothing to Report

================== LORD ABBETT HIGH YIELD MUNICIPAL BOND FUND ==================

Nothing to Report

================ LORD ABBETT INSURED INTERMEDIATE TAX FREE FUND ================

Nothing to Report

===================== LORD ABBETT MICHIGAN TAX FREE TRUST ======================

Nothing to Report

=================== LORD ABBETT PENNSYLVANIA TAX FREE TRUST ====================

Nothing to Report

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer,
Chairman and President

Date:  August 30, 2006